Newcomerstown Fire (Tables)	6 Months Ended	12 Months Ended
	Jun. 27, 2014	Dec. 31, 2013
Expenses (Income) Related Fire Loss

For the three and six months ended June 28, 2013, the Company recorded the following expenses (income) related to the incident (in thousands):

	Three Months Ended June 28, 2013	Six Months Ended June 28, 2013
Business interruption expenses	$ 3,840	$ 7,319
Less insurance recoveries:
Property	-	(1,927)
Business interruption	(8,475)	(10,235)

Subtotal insurance recoveries	(8,475)	(12,162)

Net fire gain	$ (4,635)	$ (4,843)

The Company has recorded the following expenses (income) related to the incident in its statements of operations for the years ended 2011, 2012 and 2013, and in total from the date of the fire through December 31, 2013 (in thousands):

	2011	2012	2013	Cumulative fire (gains) losses
Insurance deductibles	$200	$—	$(100)	$100
Non-cash asset impairments
Inventories, tooling and supplies	1,336	(346)	—	990
Property, plant and equipment—net	2,703	(163)	—	2,540
Losses of third-party property	11,252	(456)	—	10,796

Subtotal asset impairments and third-party property	15,291	(965)	—	14,326
Business interruption expenses	3,792	14,228	12,200	30,220

Subtotal prior to insurance recoveries	19,283	13,263	12,100	44,646
Less insurance recoveries
Property	(15,191)	(5,310)	(6,351)	(26,852)
Business interruption	(1,145)	(9,320)	(24,583)	(35,048)

Subtotal insurance recoveries	(16,336)	(14,630)	(30,934)	(61,900)

Net fire loss (gain)	$2,947	$(1,367)	$(18,834)	$(17,254)